Shareholders’ Equity (Details) - shares	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 22, 2018	Sep. 30, 2017
Class of Stock
Total ordinary and Deferred shares (shares)	133,910,980	129,073,591	129,074,156		29,962,741
Series A preferred shares
Class of Stock
Total ordinary and Deferred shares (shares)					24,490,705
Class B ordinary shares
Class of Stock
Total ordinary and Deferred shares (shares)					3,375,196
Class C ordinary shares
Class of Stock
Total ordinary and Deferred shares (shares)					2,096,840
Ordinary shares
Class of Stock
Total ordinary and Deferred shares (shares)	44,983,006	40,145,617	40,146,182
Deferred Shares
Class of Stock
Total ordinary and Deferred shares (shares)	34,425	34,425	34,425	34,425
Deferred B shares
Class of Stock
Total ordinary and Deferred shares (shares)	88,893,548	88,893,548	88,893,548	88,893,548
Deferred C Shares
Class of Stock
Total ordinary and Deferred shares (shares)	1	1	1